Earnings per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per Share (Abstract)
Net (loss)/income available to common stockholders	$ (5,699)	$ (18,127)	$ (14,504)	$ (8,842)
Weighted average common shares outstanding	54,341,534	46,082,284	50,275,135	46,081,888
Dilutive effect of RSUs	0	0	0	0
Weighted average common shares - diluted	54,341,534	46,082,284	50,275,135	46,081,888
Basic (loss)/earnings per common share	$ (0.10)	$ (0.39)	$ (0.29)	$ (0.19)
Diluted (loss)/earnings per common share	$ (0.10)	$ (0.39)	$ (0.29)	$ (0.19)